Loans and asset quality - Credit Risk Profile by Origination (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) businessDay	Dec. 31, 2023 USD ($) businessDay
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	$ 9,744	$ 12,281
Year two	2,325	4,047
Year three	3,710	3,085
Year four	2,957	1,129
Year five	1,603	1,068
Prior	6,398	4,853
Amortized cost	41,196	37,240
Converted to term loans – Amortized cost	118	123
Total	68,051	63,826
Accrued interest receivable	336	300
Loans	71,570	66,879
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	495	850
Year two	798	1,689
Year three	1,585	1,909
Year four	1,812	863
Year five	818	736
Prior	3,423	3,066
Amortized cost	19	18
Converted to term loans – Amortized cost	0	0
Total	8,950	9,131
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	3	39
Year two	29	32
Year three	33	110
Year four	110	26
Year five	33	7
Prior	109	167
Amortized cost	8,281	8,627
Converted to term loans – Amortized cost	100	101
Total	8,698	9,109
Accrued interest receivable	50	57
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	15	184
Year two	148	561
Year three	529	200
Year four	184	5
Year five	5	0
Prior	187	216
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	1,068	1,166
Accrued interest receivable	4	5
Capital call financing
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	91	10
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	5,072	3,690
Converted to term loans – Amortized cost	0	0
Total	5,163	3,700
Accrued interest receivable	28	15
Loans	5,163	3,700
Other loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	3,063	2,717
Converted to term loans – Amortized cost	0	0
Total	3,063	2,717
Accrued interest receivable	6	7
Loans	3,063	2,717
Margin loans
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	7,732	7,283
Year two	0	0
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	11,405	10,728
Converted to term loans – Amortized cost	0	0
Total	19,137	18,011
Accrued interest receivable	38	41
Loans	19,137	18,011
Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 3,519	$ 3,053
Overdraft repayment period | businessDay	2	2
Overdrafts | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 3,519	$ 3,053
Other residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	1,068	1,166
Writeoff	1	3
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Writeoff	82
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Writeoff	1
Investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	3	39
Year two	29	30
Year three	33	110
Year four	110	26
Year five	33	7
Prior	109	167
Amortized cost	8,261	8,542
Converted to term loans – Amortized cost	100	101
Total	8,678	9,022
Non-investment grade | Loans receivable
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	0
Year two	0	2
Year three	0	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	20	85
Converted to term loans – Amortized cost	0	0
Total	20	87
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	55	245
Year two	98	132
Year three	20	70
Year four	72	0
Year five	0	0
Prior	116	45
Amortized cost	1,059	1,620
Converted to term loans – Amortized cost	0	0
Total	1,420	2,112
Accrued interest receivable	2	3
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	41	193
Year two	69	114
Year three	20	70
Year four	55	0
Year five	0	0
Prior	116	45
Amortized cost	1,010	1,483
Converted to term loans – Amortized cost	0	0
Total	1,311	1,905
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	14	52
Year two	29	18
Year three	0	0
Year four	17	0
Year five	0	0
Prior	0	0
Amortized cost	49	137
Converted to term loans – Amortized cost	0	0
Total	109	207
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	731	2,690
Year two	882	1,549
Year three	1,513	739
Year four	743	195
Year five	674	318
Prior	2,001	1,027
Amortized cost	220	220
Converted to term loans – Amortized cost	18	22
Total	6,782	6,760
Accrued interest receivable	28	30
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	396	1,518
Year two	567	864
Year three	762	585
Year four	392	152
Year five	460	271
Prior	1,384	875
Amortized cost	126	136
Converted to term loans – Amortized cost	0	22
Total	4,087	4,423
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	335	1,172
Year two	315	685
Year three	751	154
Year four	351	43
Year five	214	47
Prior	617	152
Amortized cost	94	84
Converted to term loans – Amortized cost	18	0
Total	2,695	2,337
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	622	750
Year two	370	84
Year three	30	57
Year four	26	0
Year five	42	0
Prior	0	10
Amortized cost	12,077	9,620
Converted to term loans – Amortized cost	0	0
Total	13,167	10,521
Accrued interest receivable	157	120
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	491	616
Year two	370	74
Year three	20	57
Year four	26	0
Year five	42	0
Prior	0	10
Amortized cost	10,363	6,948
Converted to term loans – Amortized cost	0	0
Total	11,312	7,705
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	131	134
Year two	0	10
Year three	10	0
Year four	0	0
Year five	0	0
Prior	0	0
Amortized cost	1,714	2,672
Converted to term loans – Amortized cost	0	0
Total	1,855	2,816
Lease financings
Financing Receivable, Credit Quality Indicator [Line Items]
Year one	0	230
Year two	0	0
Year three	0	0
Year four	10	40
Year five	31	7
Prior	562	322
Amortized cost	0	0
Converted to term loans – Amortized cost	0	0
Total	603	599
Accrued interest receivable	0	0
Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Accrued interest receivable	$ 23	$ 22